Share-based Compensation (Details 3) shares in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
2009 RSU Plan
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)	41,795	41,795	41,568	41,568	39,785	39,785
Granted (in shares)	33,853	33,853	31,497	31,497	31,080	31,080
Vested (in shares)	(30,709)	(30,709)	(29,805)	(29,805)	(27,664)	(27,664)
Forfeited (in shares)	(2,305)	(2,305)	(1,465)	(1,465)	(1,633)	(1,633)
Outstanding at end of the period (in shares)	42,634	42,634	41,795	41,795	41,568	41,568
Total intrinsic value of options exercised and the total fair value of RSUs on vesting dates
Total fair value vested	$ 324.4	¥ 2,230.7	$ 343.6	¥ 2,235.9	$ 177.2	¥ 1,230.4
2009 RSU Plan | Employees
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)	41,707	41,707	41,425	41,425	39,623	39,623
Granted (in shares)	33,807	33,807	31,452	31,452	30,980	30,980
Vested (in shares)	(30,671)	(30,671)	(29,705)	(29,705)	(27,545)	(27,545)
Forfeited (in shares)	(2,305)	(2,305)	(1,465)	(1,465)	(1,633)	(1,633)
Outstanding at end of the period (in shares)	42,538	42,538	41,707	41,707	41,425	41,425
2009 RSU Plan | Director and Consultants
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)	88	88	143	143	162	162
Granted (in shares)	46	46	45	45	100	100
Vested (in shares)	(38)	(38)	(100)	(100)	(119)	(119)
Outstanding at end of the period (in shares)	96	96	88	88	143	143
2009 RSU Plan
Share based Compensation
Total unrecognized compensation cost related to unvested awards	$ 598.1						¥ 4,112.5
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	2 years 5 months 9 days	2 years 5 months 9 days